SCHEDULE OF PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 34,882	¥ 29,636
Less: Accumulated depreciation		20,493	15,542
Property and Equipment, net	$ 2,086	14,389	14,094
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		23,301	18,998
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		3,323	2,857
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		938	938
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		2,618	2,141
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 4,702	¥ 4,702